Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 11,694	€ 11,672	€ 11,313
Acquisitions	998	2,228	2,345
Disposals	(7)	(9)	(97)
Transfers	(357)	0	139
Depreciation	(2,154)	(2,197)	(2,028)
Property, plant and equipment at end of period	10,174	11,694	11,672
Previously stated
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			10,216
IFRS 16 restatement
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			1,097
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,423	6,270	6,020
Acquisitions	0	1,195	1,102
Disposals	0	0	0
Transfers	0	(1,042)	(852)
Depreciation	0	0	0
Property, plant and equipment at end of period	6,423	6,423	6,270
Right-of-use assets | Previously stated
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			4,923
Right-of-use assets | IFRS 16 restatement
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			1,097
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	5,751	5,356	4,823
Acquisitions	11	1,152	1,102
Disposals		0	(1)
Transfers		0	0
Depreciation	(781)	(757)	(568)
Property, plant and equipment at end of period	4,981	5,751	5,356
Land and buildings | Previously stated
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			3,795
Land and buildings | IFRS 16 restatement
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			1,028
Laboratory equipment and other
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	5,576	5,947	6,170
Acquisitions	987	944	1,031
Disposals	(7)	(9)	(96)
Transfers	4	134	302
Depreciation	(1,373)	(1,440)	(1,460)
Property, plant and equipment at end of period	5,187	5,576	5,947
Laboratory equipment and other | Previously stated
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			6,101
Laboratory equipment and other | IFRS 16 restatement
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			69
In progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	367	369	320
Acquisitions		132	212
Disposals	0	0	0
Transfers	(361)	(134)	(163)
Depreciation	0	0	0
Property, plant and equipment at end of period	€ 6	€ 367	369
In progress | Previously stated
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			320
In progress | IFRS 16 restatement
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			€ 0